Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We had a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) which was established for the purpose of issuing convertible debt. As discussed in Note 10, QIAGEN Finance was a variable interest entity for which we did not hold any variable interests and were not the primary beneficiary, thus it was not consolidated. Accordingly, the convertible debt was not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. did report the full obligation of the debt through its liabilities to QIAGEN Finance. As of December 31, 2014, we had loans payable to QIAGEN Finance of $130.5 million, accrued interest due to QIAGEN Finance of $3.9 million, and amounts receivable from QIAGEN Finance of $3.0 million. The amounts receivable were related to subscription rights which were recorded net in the equity of QIAGEN N.V. as paid-in capital. As discussed in Note 15, during 2015 we repaid the loan to QIAGEN Finance and repurchased the warrant agreement with QIAGEN Finance.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

	As of December 31,		For the years ended December 31,
(in thousands)	2015	2014	2015	2014	2013
Net sales	—	—	$418	$1,567	$6,193
Reimbursements against research and development costs	—	—	$2,032	—	—
Accounts receivable	$1,209	$1,797	—	—	—
Accounts payable	$471	$1,397	—	—	—
Loans receivable, including interest	$7,472	—	—	—	—
During 2015, we entered into two loan agreements with companies in which we also hold an interest for $5.0 million and €2.0 million ($2.4 million), bearing interest at 6% and 7% and are due in January 2020 and June 2019, respectively. The loans were made for general business purposes and no amounts were repaid in 2015. In the first quarter of 2016 we entered into a short-term $0.6 million loan arrangement with another cost-method investee.